Cash and balances with central bank	12 Months Ended
Dec. 31, 2021
Cash and balances with central bank [abstract]
Cash and balances with central bank
2

Cash and balances with central banks
Cash and balances with central banks
in EUR million
2021 2020
Amounts held at central banks
1
104,870 109,237
Cash and bank balances 1,650 1,851
106,520 111,087
1 Amounts held at central banks include an amount of EUR - 6 million (2020: EUR -
3

million) of Loan loss provisions.
The movement in Cash and balances with central banks reflects ING’s active liquidity management.

Amounts held at central banks reflect on demand balances.

Reference is made to Note 43 ‘Transfer of financial assets, assets pledged and received as collateral’ for restrictions on amounts held at central banks.